Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Net sales	$ 9,089	$ 6,025	$ 20,002
Accounts receivable	3,868	3,961
Prepaid expenses and other current assets	16,956	25,429
Other long-term assets	61	10,843
Accounts payable	4,149	4,050
Accrued and other current liabilities	$ 1,558	$ 1,380